Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions and Balances [Abstract]
Schedule of Related Parties

As of December 31, 2024, related parties of the Company consist of the following:

Name of Related Party	Nature of Relationship
Yufeng Mi	Chief Technical Officer (“CTO”) and shareholder
HongKong Kisen Co., Limited (“HongKong Kisen”)	Company ultimately controlled by Chief Strategy Officer (“CSO”)

Schedule of Operations Through Proceeds Borrowed From Related Parties

The Company mainly finance its operations through proceeds borrowed from related parties. As of December 31, 2024 and 2023, due to related parties consisted the following:

	December 31,			Interest	Exchange Rate	December 31,
	2023	Received	Repayment	Expenses	Translation	2024
Yufeng Mi	4,571			-	(68)	4,503
HongKong Kisen (1)	9,240,203	962,000	(8,021,693)	9,565	5,873	2,195,948
Total due to related parties	9,244,774	962,000	(8,021,693)	9,565	5,805	2,200,451

(1)

On April 7, 2022, the Company entered into a loan agreement with HongKong Kisen to borrow $10,000,000 at the interest rate of 0.1% for 10 months as working capital support and repaid $2,000,000 to HongKong Kisen in advance in 2022.

On January 1, 2023, both parties agreed to terminate the loan agreement mentioned above and obtain borrowings up to $20,000,000 at the interest rate of 0.1% for one year as working capital support. On January 1, 2024, both parties agreed to extend the loan to December 31, 2024.

In 2023, the Company borrowed $4,384,975 from HongKong Kisen and repaid $3,160,000, generating interest expense of $9,316.

In 2024, the Company borrowed $962,000 from HongKong Kisen and repaid $8,021,693, generating interest expense of $9,565, as of December 31,2024.

The loan mentioned above can be extended on both parties’ consents.